CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (94,708)	$ (3,489)	$ (51,173)	$ (102,171)	$ (12,965)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	94,178	83,924	355,892	342,732	307,522
Gain on disposal of property and equipment	(548)	(326)	(1,493)	(308)	(3,222)
Loss on extinguishment of debt	23,967		31,423	76,011
Tangible asset impairment charges	1,860		7,530	9,260	2,172
Amortization of deferred financing costs	4,670	4,786	18,052	18,913	18,403
Amortization of Senior Notes original issue premium	(833)
Deferred tax provision (benefit)	12,327	(1,769)	42,142	(41,600)	14,656
Share-based compensation expense	3,800	1,644	4,312	14,677	3,482
Provision (credit) for doubtful accounts	6,565	(3,320)	10,701	17,567	25,980
Changes in operating assets and liabilities, net of acquisitions of businesses:
(Increase) decrease in receivables	(96,938)	(141,940)	(56,639)	(116,229)	12,505
(Increase) decrease in inventories	5,496	(182,546)	(214,998)	23,989	(36,216)
(Increase) decrease in prepaid expenses and other assets	(8,286)	(7,363)	(758)	(6,281)	185
Increase in accounts payable and bank checks outstanding	65,213	255,683	198,227	109,086	87,944
(Decrease) increase in accrued expenses and other liabilities	(26,867)	(70,771)	(27,299)	59,557	22,320
Decrease in securitization restricted cash				13,964	38,650
Net cash provided by (used in) operating activities	(10,104)	(65,487)	315,919	419,167	481,416
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of businesses		(861)	(106,041)	(41,385)
Proceeds from sales of property and equipment	3,463	3,688	19,685	7,487	15,057
Purchases of property and equipment	(54,599)	(124,926)	(293,456)	(304,414)	(271,504)
Other investing					(1,837)
Net cash used in investing activities	(51,136)	(122,099)	(379,812)	(338,312)	(258,284)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt refinancing	388,125		1,269,625	900,000
Proceeds from debt borrowings	456,000	439,000	2,031,000	225,000
Redemption of senior notes				(1,064,159)
Payment for debt financing costs and fees	(6,065)		(35,088)	(29,569)
Principal payments on debt and capital leases	(494,276)	(342,005)	(2,983,567)	(339,287)	(30,826)
Repurchase of senior subordinated notes	(375,144)		(175,338)
Proceeds from parent company common stock sales	54	200	761	9,960	4,737
Parent company common stock repurchased	(809)		(3,734)	(3,222)	(3,916)
Net cash (used in) provided by financing activities	(32,115)	97,195	103,659	(301,277)	(30,005)
NET INCREASE (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(93,355)	(90,391)	39,766	(220,422)	193,127
Cash and cash equivalents - beginning of period	242,457	202,691	202,691	423,113	229,986
Cash and cash equivalents - end of period	149,102	112,300	242,457	202,691	423,113
Cash paid (received) during the period for:
Interest (net of amounts capitalized)	119,658	94,366	286,420	229,553	314,253
Income taxes - net of refunds			369	418	206
Income taxes refunded - net of payments	(7)	(15)
Property and equipment purchases included in accounts payable	14,067	19,358	25,137	48,389	28,652
Capital lease additions	49,947		21,810
Contingent consideration payable for business acquisitions			$ 5,500	$ 3,570